ANALYSIS OF OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
ANALYSIS OF OPERATING SEGMENTS

NOTE 31 – ANALYSIS OF OPERATING SEGMENTS

Operating segments are components of Grupo Aval responsible for developing commercial activities that can generate revenue or incur expenses and whose operating profit or loss are regularly reviewed by the chief operating decision maker (“CODM”) of Grupo Aval, and for which financial information is available. Operating segment information is consistent with the internal reports provided to the CODM.

31.1          Description of products and services from which each reportable segment derives its income

Grupo Aval is organized into six main operating segments comprised by the four main banking operations (Banco de Bogotá S.A., Banco de Occidente S.A., Banco AV Villas S.A., Banco Popular S.A.), Porvenir S.A. and Corficolombiana S.A.

Banco de Bogotá S.A., Banco de Occidente S.A., Banco Popular S.A. and Banco AV Villas S.A.: these operating segments provide financial services to companies, individuals and Government organizations mainly in Colombia such as wholesale and retail lending, financial leasing, treasury operations, proprietary trading, trust, logistics and bonded warehouse services, among others.

Sociedad Administradora de Fondos de Pensiones y Cesantías Porvenir S.A. (“Porvenir”): Is the leading private pension fund manager in Colombia in terms of assets under management and has the largest share of earnings in the private pension and severance fund management market in Colombia.

Corficolombiana S.A.: This operating segment consolidates all of Corficolombiana’s subsidiaries. It provides both financial and non-financial services to companies, individuals and Government organizations, mainly in Colombia and Peru. It derives its income from financial services such as: retail lending, treasury operations, proprietary trading, brokerage and trust services, among other. It derives its income from non-financial services from 5 main sectors: Energy & gas (transportation and distribution of natural gas and energy), infrastructure (concession arrangements, mainly in road infrastructure), hotels (hospitality services) and agribusiness (mainly palm oil and rubber).

31.2          Factors used by management to identify reportable segments

Operating segments identified above are based on the relevance of factors such as (i) the nature of the products and services provided and (ii) the geographical locations. Information regarding the performance of operating segments is reviewed by the CODM on a quarterly basis.

With respect to the previous period and as required by IFRS 8 "Operating Segments", the reported figures have been modified to be consistent with 2022 (see note 1.1).

31.3 Measurement of net income, assets and liabilities of operating segments

Grupo Aval’s CODM reviews the financial information of each of its operating segments and assesses the performance of each segment based on Statements of Financial Position and the Statement of Income of each of them, and on certain credit risk indicators, as described in note 2.4.

31.4          Information on net income, assets and liabilities of reportable operating segments

The following is the detail of the reportable financial information summarized for each segment as of December 31, 2022, 2021 and 2020:

Statement of Financial Position

December 31, 2022

		Banco de		BAC Holding		Banco de		Banco		Banco AV		Porvenir		Corficolombiana		Other
		Bogotá S.A.		International Corp (1)		Occidente S.A.		Popular S.A.		Villas S.A.		S.A.		S.A.		segments (2)		Eliminations		Total
Assets
Trading assets	Ps.	2,334,625	Ps.	—	Ps.	2,635,365	Ps.	430,356	Ps.	287,993	Ps.	2,061,335	Ps.	4,147,230	Ps.	1,841	Ps.	(57,338)	Ps.	11,841,407
Investment securities (3)		15,123,187		—		5,824,832		4,388,484		2,899,193		528,607		3,364,143		2,487,476		(941,445)		33,674,477
Hedging derivatives assets		107		—		—		—		—		—		20,747		—		—		20,854
Investments in associates and joint ventures		8,736,567		—		1,647,560		686,702		7,704		—		1,143,120		8,439		(10,806,749)		1,423,343
Loans, net (4)		95,277,031		—		43,668,497		23,973,395		14,474,734		—		2,455,471		1,505,904		(2,239,185)		179,115,847
Other assets (5)		16,402,321		—		6,228,155		3,188,441		1,978,658		932,790		42,899,607		1,460,238		(3,574,902)		69,515,308
Total assets	Ps.	137,873,838	Ps.	—	Ps.	60,004,409	Ps.	32,667,378	Ps.	19,648,282	Ps.	3,522,732	Ps.	54,030,318	Ps.	5,463,898	Ps.	(17,619,619)	Ps.	295,591,236
Liabilities
Customer deposits		88,027,471		—		43,095,944		24,314,470		14,844,526		1,124		6,589,578		—		(3,531,964)		173,341,149
Financial obligations		30,327,762		—		9,420,886		4,201,678		2,501,856		444,647		21,296,089		5,969,593		(2,045,736)		72,116,775
Other liabilities (6)		3,708,046		—		2,271,505		933,378		454,920		610,809		11,273,270		279,484		(219,759)		19,311,653
Total liabilities	Ps.	122,063,279	Ps.	—	Ps.	54,788,335	Ps.	29,449,526	Ps.	17,801,302	Ps.	1,056,580	Ps.	39,158,937	Ps.	6,249,077	Ps.	(5,797,459)	Ps.	264,769,577

(1)	See note 1.1 “Discontinued operations of BAC Holding”.
(2)	Includes Grupo Aval (Separate Financial Statement), Grupo Aval Limited, ATH Joint Ventures and Aval Soluciones Digitales S.A. Joint Ventures.
(3)	The balance in other segments corresponds to a bond issued by BAC International Bank Incorporated to Grupo Aval Limited.
(4)	The balance in other segments corresponds to others accounts receivable of Grupo Aval (Separate Financial Statement).
(5)	Includes cash and cash equivalents for Ps. 17,032,857; intangible assets Ps. 17,531,081; other accounts receivable Ps. 23,380,573, tangible assets Ps. 7,235,441; income tax assets Ps. 3,633,876; non-current assets held for sale Ps. 92,830 and other assets Ps. 608,650.
(6)	Includes trading liabilities Ps. 1,757,606; Hedging derivative liabilities Ps. 3,568; income tax liabilities Ps. 5,291,487; employee benefits Ps. 890,019; provisions Ps. 1,227,171 and other liabilities Ps. 10,141,802.

Statement of income for 2022

		Banco de		BAC Holding		Banco de		Banco Popular		Banco AV		Porvenir		Corficolombiana		Other
		Bogotá S.A.		International Corp (1)		Occidente S.A.		S.A.		Villas S.A.		S.A.		S.A.		segments (2)		Eliminations		Total
External income
Interest income	Ps.	9,125,933	Ps.	—	Ps.	4,664,535	Ps.	2,885,625	Ps.	1,645,290	Ps.	98,302	Ps.	723,488	Ps.	259,859	Ps.	—	Ps.	19,403,032
Income from commissions and fees (3)		1,658,881		—		488,704		269,476		313,397		881,494		127,609		134,878		—		3,874,439
Income from sales of goods and services (3)		35,730		—		52,363		—		—		66,716		11,986,518		—		—		12,141,327
Share of profit of equity accounted investees, net of tax		11,533		—		7,825		11,170		11,376		—		326,448		4,425		—		372,777
Dividends		12,371		—		330		4,912		83		—		102,192		—		—		119,888
Net income from other financial instruments mandatory at fair value through profit or loss		—		—		—		—		—		—		278,751		—		—		278,751
Net trading income		1,179,769		—		19,343		1,719		6,188		(35,975)		388,350		232		—		1,559,626
Other income (4)		(1,099,500)		—		237,741		110,380		46,009		(55,509)		(582,498)		2,141		—		(1,341,236)
Net income from discontinued operations (5)		455,908		544,890		—		—		—		—		—		(134,632)		—		866,166
Total external income	Ps.	11,380,625	Ps.	544,890	Ps.	5,470,841	Ps.	3,283,282	Ps.	2,022,343	Ps.	955,028	Ps.	13,350,858	Ps.	266,903	Ps.	—	Ps.	37,274,770

		Banco de		BAC Holding		Banco de		Banco Popular		Banco AV		Porvenir		Corficolombiana		Other
		Bogotá S.A.		International Corp (1)		Occidente S.A.		S.A.		Villas S.A.		S.A.		S.A.		segments (2)		Eliminations		Total
Intersegment income
Interest income	Ps.	167,069	Ps.	—	Ps.	26,765	Ps.	29,529	Ps.	18,899	Ps.	7,958	Ps.	110,250	Ps.	832	Ps.	(361,302)	Ps.	—
Income from commissions and fees (3)		7,608		—		8,388		2,540		20,167		3,682		1,502		49,356		(93,243)		—
Income from sales of goods and services (3)		—		—		162,320		—		—		4,573		1,603		—		(168,496)		—
Share of profit of equity accounted investees, net of tax		653,786		—		114,216		81,014		(9,926)		—		427		—		(839,517)		—
Dividends		12,431		—		5,250		9,828		7,240		—		1,876		—		(36,625)		—
Net trading income		—		—		—		—		—		(1,639)		(387)		—		2,026		—
Other income (4)		1,458		—		11,604		261		3,996		2,906		36		203,068		(223,329)		—
Total intersegment income		842,352		—		328,543		123,172		40,376		17,480		115,307		253,256		(1,720,486)		—
Total income	Ps.	12,222,977	Ps.	544,890	Ps.	5,799,384	Ps.	3,406,454	Ps.	2,062,719	Ps.	972,508	Ps.	13,466,165	Ps.	520,159	Ps.	(1,720,486)	Ps.	37,274,770

Expenses
Interest expense	Ps.	(4,597,771)	Ps.	—	Ps.	(2,491,415)	Ps.	(1,751,814)	Ps.	(764,379)	Ps.	(63,207)	Ps.	(2,030,256)	Ps.	(466,078)	Ps.	500,525	Ps.	(11,664,395)
Net impairment loss on financial assets		(1,362,423)		—		(745,215)		(181,724)		(157,836)		(7,782)		(14,266)		(23,840)		(62)		(2,493,148)
Depreciation and amortization		(302,498)		—		(144,974)		(96,624)		(69,905)		(14,486)		(11,492)		(10,416)		4,649		(645,746)
Expenses from commissions and fees		(428,364)		—		(151,589)		(68,901)		(215,057)		(193,124)		(17,175)		(26,675)		130,209		(970,676)
Costs and expenses of sales goods and services		(171,389)		—		(315,753)		—		—		(63,049)		(7,059,820)		22,788		(9,008)		(7,596,231)
Administrative expenses		(1,565,892)		—		(781,157)		(778,050)		(437,296)		(195,071)		(126,670)		(447,810)		628,347		(3,703,599)
Income tax expense		(290,213)		—		(117,456)		31,683		(27,566)		(92,993)		(1,753,733)		(18,802)		(2,324)		(2,271,404)
Other expense (6)		(1,243,049)		—		(595,482)		(481,030)		(286,906)		(187,602)		(151,355)		290,078		(405,092)		(3,060,438)
Total expenses		(9,961,599)		—		(5,343,041)		(3,326,460)		(1,958,945)		(817,314)		(11,164,767)		(680,755)		847,244		(32,405,637)
Net income for the year	Ps.	2,261,378	Ps.	544,890	Ps.	456,343	Ps.	79,994	Ps.	103,774	Ps.	155,194	Ps.	2,301,398	Ps.	(160,596)	Ps.	(873,242)	Ps.	4,869,133
(1)	See note 1.1. “Discontinued operations of BAC Holding”.
(2)	Includes Grupo Aval (Separate Financial Statement), Grupo Aval Limited, ATH Joint Ventures and Aval Soluciones Digitales S.A. Joint Ventures.
(3)	See note 28, income from contracts with customers.
(4)	Includes Net gain on sale of debt and equity securities for Ps. (134,699); Foreign exchange gains (losses), net Ps. (1,825,718); Gain on the sale of non-current assets held for sale Ps. 10,487; net gain in asset valuation Ps. 50,463 and other operating income Ps. 558,231.
(5)	See note 1.1. “Discontinued operations of BAC Holding”.
(6)	Includes personnel expenses of Ps. (2,833,794); loss from sale of non-current assets held for sale Ps. (800) and other operating expenses Ps. (225,844).

Revenue from contracts with customers at December, 2022

		Banco de		BAC Holding		Banco de		Banco		Banco AV		Porvenir		Corficolombiana		Other
		Bogotá S.A.		International Corp (1)		Occidente S.A.		Popular S.A.		Villas S.A.		S.A.		S.A.		segments (2)		Eliminations		Total

Revenue from contracts with customers (3)	Ps.	1,702,219	Ps.	—	Ps.	711,775	Ps.	272,016	Ps.	333,564	Ps.	956,465	Ps.	12,117,232	Ps.	184,234	Ps.	(261,739)	Ps.	16,015,766

Timing of revenue recognition
At a point in time		58,610		—		24,497		17,927		98,310		623		193,572		175,421		(59,133)		509,827
Over time		1,643,609		—		687,278		254,089		235,254		955,842		11,923,660		8,813		(202,606)		15,505,939
(1)	See note 1.1. (A), “Discontinued operations of BAC Holding”.
(2)	Includes Grupo Aval (Separate Financial Statement), Grupo Aval Limited, ATH Joint Ventures and Aval Soluciones Digitales S.A. Joint Ventures.
(3)	See note, includes Income from contracts with customers.

Statement of Financial Position December 31, 2021

		Banco de		BAC Holding		Banco de		Banco		Banco AV		Porvenir		Corficolombiana		Other
		Bogotá S.A.		International Corp (1)		Occidente S.A.		Popular S.A.		Villas S.A.		S.A.		S.A.		segments (2)		Eliminations		Total
Assets
Trading assets	Ps.	2,480,205	Ps.	190,340	Ps.	1,655,678	Ps.	354,037	Ps.	249,071	Ps.	2,493,514	Ps.	3,664,843	Ps.	49	Ps.	(100,967)	Ps.	10,986,770
Investment securities		12,812,319		14,431,606		6,326,995		4,306,819		2,936,690		886,111		3,899,476		—		(935,643)		44,664,373
Hedging derivatives assets		5,379		—		—		—		—		—		38,869		—		—		44,248
Investments in associates and joint ventures		8,404,257		—		1,664,990		625,512		6,252		—		912,186		4,014		(10,444,382)		1,172,829
Investments in subsidiary companies (3)		13,483,527		—		—		—		—		—		—		—		(13,483,527)		—
Loans, net		76,985,399		73,183,254		35,097,325		21,665,102		12,602,276		—		2,872,688		—		(2,108,219)		220,297,825
Other assets (4)		14,716,485		29,125,645		6,918,472		2,959,186		1,768,958		753,842		35,600,816		8,788,173		(10,893,697)		89,737,880
Total assets	Ps.	128,887,571	Ps.	116,930,845	Ps.	51,663,460	Ps.	29,910,656	Ps.	17,563,247	Ps.	4,133,467	Ps.	46,988,878	Ps.	8,792,236	Ps.	(37,966,435)	Ps.	366,903,925
Liabilities
Customer deposits	Ps.	76,452,861		87,280,715		36,340,252		20,868,576		13,408,861		960		5,330,880		—		(5,212,683)		234,470,422
Financial obligations		24,757,219		12,326,831		8,496,369		4,585,661		1,704,383		769,893		18,986,327		9,116,041		(7,460,398)		73,282,326
Other liabilities (5)		2,338,529		3,839,772		1,638,260		1,087,019		538,309		691,620		9,399,330		553,665		(406,974)		19,679,530
Total liabilities	Ps.	103,548,609	Ps.	103,447,318	Ps.	46,474,881	Ps.	26,541,256	Ps.	15,651,553	Ps.	1,462,473	Ps.	33,716,537	Ps.	9,669,706	Ps.	(13,080,055)	Ps.	327,432,278

(1)	See note 1.1. “Discontinued operations of BAC Holding”.
(2)	Includes Grupo Aval (Separate Financial Statement), Grupo Aval Limited, ATH Joint Ventures and Aval Soluciones Digitales S.A. Joint Ventures.
(3)	Includes measurement of subsidiary BAC Holding International Corp.
(4)	Includes cash and cash equivalents for Ps. 36,642,829; intangible assets Ps. 21,470,718; other accounts receivable Ps. 19,027,205, tangible assets Ps. 9,100,553; income tax assets Ps. 2,607,673; non-current assets held for sale Ps. 208,426 and other assets Ps. 680,476.
(5)	Includes trading liabilities Ps. 1,049,910; Hedging derivative liabilities Ps. 55,813; income tax liabilities Ps. 4,714,714; employee benefits Ps. 1,163,076; provisions Ps. 1,150,261 and other liabilities Ps. 11,545,756.

Statement of Income for the year 2021

		Banco de		BAC Holding		Banco de		Banco Popular		Banco AV		Porvenir		Corficolombiana		Other
		Bogotá S.A.		International Corp (1)		Occidente S.A.		S.A.		Villas S.A.		S.A.		S.A.		segments (2)		Eliminations		Total
External income
Interest income	Ps.	6,088,120	Ps.	—	Ps.	2,727,195	Ps.	2,192,893	Ps.	1,296,049	Ps.	45,560	Ps.	441,586	Ps.	6	Ps.	—	Ps.	12,791,409
Income from commissions and fees (3)		1,418,806		—		450,735		255,026		280,673		1,195,302		94,244		101,143		—		3,795,929
Income from sales of goods and services (3)		34,360		—		49,633		—		—		57,358		10,309,563		—		—		10,450,914
Share of profit of equity accounted investees, net of tax		4,420		—		4,990		7,817		8,259		—		272,646		2,085		—		300,217
Dividends		6,799		—		526		2,957		1,269		—		142,418		—		—		153,969
Net income from other financial instruments mandatory at fair value through profit or loss		—		—		—		—		—		—		270,095		—		—		270,095
Net trading income		540,715		—		(67,877)		18,481		(622)		223,745		207,794		45		—		922,281
Other income (4)		(177,130)		—		298,738		59,499		19,885		(57,904)		(227,725)		20,131		—		(64,506)
Discontinued operations (5)		—		10,444,185		—		—		—		—		—		—		—		10,444,185
Total external income	Ps.	7,916,090	Ps.	10,444,185	Ps.	3,463,940	Ps.	2,536,673	Ps.	1,605,513	Ps.	1,464,061	Ps.	11,510,621	Ps.	123,410	Ps.	—	Ps.	39,064,493

		Banco de		BAC Holding		Banco de		Banco Popular		Banco AV		Porvenir		Corficolombiana		Other
		Bogotá S.A.		International Corp (1)		Occidente S.A.		S.A.		Villas S.A.		S.A.		S.A.		segments (2)		Eliminations		Total
Intersegment income
Interest income	Ps.	82,406	Ps.	—	Ps.	14,763	Ps.	15,831	Ps.	10,029	Ps.	4,655	Ps.	22,353	Ps.	243	Ps.	(150,280)	Ps.	—
Income from commissions and fees (3)		5,551		—		7,480		2,749		18,016		2,511		1,821		85,836		(123,964)		—
Income from sales of goods and services (3)		38		—		187,357		—		—		4,841		933		—		(193,169)		—
Share of profit of equity accounted investees, net of tax		706,881		—		240,874		59,418		(6,610)		—		1,139		—		(1,001,702)		—
Dividends		6,093		—		2,612		4,713		3,281		—		2,039		—		(18,738)		—
Net trading income		(2,130)		—		95		(10)		5		(1,987)		(318)		—		4,345		—
Gain on deconsolidation (loss of control) of subsidiaries (6)		1,303,024		—		—		—		—		—		—		—		(1,303,024)		—
Other income (4)		13,371		—		4,817		252		2,770		3,151		(1,303)		115,959		(139,017)		—
Discontinued operations (5)		1,627,312		64,106		—		—		—		—		—		—		(1,691,418)		—
Total intersegment income		3,742,546		64,106		457,998		82,953		27,491		13,171		26,664		202,038		(4,616,967)		—
Total income	Ps.	11,658,636	Ps.	10,508,291	Ps.	3,921,938	Ps.	2,619,626	Ps.	1,633,004	Ps.	1,477,232	Ps.	11,537,285	Ps.	325,448	Ps.	(4,616,967)	Ps.	39,064,493

Expenses
Interest expense	Ps.	(2,122,188)	Ps.	—	Ps.	(769,621)	Ps.	(617,622)	Ps.	(238,012)	Ps.	(40,247)	Ps.	(1,028,343)	Ps.	(418,213)	Ps.	573,416	Ps.	(4,660,830)
Net impairment loss on financial assets		(1,679,612)		—		(723,664)		(161,928)		(149,468)		(6,942)		(9,177)		—		9,708		(2,721,083)
Depreciation and amortization		(285,670)		—		(126,522)		(100,066)		(66,504)		(12,163)		(9,434)		(11,058)		4,550		(606,867)

		Banco de		BAC Holding		Banco de		Banco Popular		Banco AV		Porvenir		Corficolombiana		Other
		Bogotá S.A.		International Corp (1)		Occidente S.A.		S.A.		Villas S.A.		S.A.		S.A.		segments (2)		Eliminations		Total
Expenses from commissions and fees		(325,580)		—		(126,377)		(63,713)		(205,604)		(114,818)		(13,587)		(6,135)		124,072		(731,742)
Costs and expenses of sales goods and services		(161,088)		—		(318,687)		—		—		(55,601)		(6,830,460)		19,859		(6,002)		(7,351,979)
Administrative expenses		(1,300,958)		—		(687,293)		(745,582)		(394,819)		(213,044)		(100,585)		(367,244)		599,918		(3,209,607)
Income tax expense		(252,595)		—		(74,903)		(155,714)		(116,732)		(191,886)		(1,476,571)		(53,555)		(1,472)		(2,323,428)
Other expense (7)		(1,169,845)		—		(508,966)		(460,424)		(269,617)		(262,329)		(220,105)		606,907		(689,203)		(2,973,582)
Discontinued operations (5)		—		(8,816,873)		—		—		—		—		—		—		—		(8,816,873)
Total expenses		(7,297,536)		(8,816,873)		(3,336,033)		(2,305,049)		(1,440,756)		(897,030)		(9,688,262)		(229,439)		614,987		(33,395,991)
Net income for the year	Ps.	4,361,100	Ps.	1,691,418	Ps.	585,905	Ps.	314,577	Ps.	192,248	Ps.	580,202	Ps.	1,849,023	Ps.	96,009	Ps.	(4,001,980)	Ps.	5,668,502
(1)	See note 1.1. “Discontinued operations of BAC Holding”.
(2)	Includes Grupo Aval (Separate Financial Statement), Grupo Aval Limited, Grupo Aval International Limited and ATH Joint Ventures.
(3)	See note 28, income from contracts with customers.
(4)	Includes Net gain on sale of debt and equity securities for Ps. 83,640; Foreign exchange gains (losses), net Ps. (491,415); Gain on the sale of non-current assets held for sale Ps. 13,631; net gain in asset valuation Ps. 20,974 and other operating income Ps. 308,664.
(5)	Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022. Includes recognition of the spin-off of MFG from the BAC Holding segment to the Banco de Bogotá segment.
(6)	Corresponds to deconsolidation of Porvenir from the Banco de Bogotá segment.
(7)	Includes personnel expenses of Ps. (2,634,187); loss from sale of non-current assets held for sale Ps. (2,927) and other operating expenses Ps. (336,468).

Revenue from contracts with customers at December, 2021

		Banco de		BAC Holding		Banco de		Banco		Banco AV		Porvenir		Corficolombiana		Other
		Bogotá S.A.		International Corp (1)		Occidente S.A.		Popular S.A.		Villas S.A.		S.A.		S.A.		segments (2)		Eliminations		Total

Revenue from contracts with customers (3)	Ps.	1,458,755	Ps.	—	Ps.	695,205	Ps.	257,775	Ps.	298,689	Ps.	1,260,012	Ps.	10,406,561	Ps.	186,979	Ps.	(317,133)	Ps.	14,246,843

Timing of revenue recognition
At a point in time		56,579		—		18,701		22,104		85,401		269		139,770		184,036		(96,247)		410,613
Over time		1,402,176		—		676,504		235,671		213,288		1,259,743		10,266,791		2,943		(220,886)		13,836,230
(1)	See note 1.1. “Discontinued operations of BAC Holding”.
(2)	Includes Grupo Aval (Separate Financial Statement), Grupo Aval Limited and ATH Joint Ventures.
(3)	See note 28, includes Income from contracts with customers.

Statement of Income of the year 2020

		Banco de		BAC Holding		Banco de		Banco		Banco AV		Porvenir		Corficolombiana		Other
		Bogotá S.A.		International Corp (1)		Occidente S.A.		Popular S.A.		Villas S.A.		S.A.		S.A.		segments (2)		Eliminations		Total
External income
Interest income	Ps.	6,219,782	Ps.	—	Ps.	2,959,192	Ps.	2,219,585	Ps.	1,343,460	Ps.	44,540	Ps.	429,495	Ps.	44	Ps.	—	Ps.	13,216,098
Income from commissions and fees (3)		1,215,747		—		416,437		245,997		257,018		1,110,127		83,271		118,644		—		3,447,241
Income from sales of goods and services (3)		26,894		—		50,079		—		—		56,401		9,011,415		—		—		9,144,789
Share of profit of equity accounted investees, net of tax		4,819		—		3,049		5,241		3,704		—		201,580		1,525		—		219,918
Dividends		6,653		—		277		2,239		1,702		—		73,524		—		—		84,395
Net income from other financial instruments mandatory at fair value through profit or loss		—		—		—		—		—		—		252,355		—		—		252,355
Net trading income		596,070		—		396,691		53,722		16,121		203,853		21,551		134		—		1,288,142
Other income (4)		322,429		—		(57,474)		47,713		52,578		(6,870)		191,249		3,250		—		552,875
Discontinued operations (5)		—		10,262,343		—		—		—		—		—		—		—		10,262,343
Total external income	Ps.	8,392,394	Ps.	10,262,343	Ps.	3,768,251	Ps.	2,574,497	Ps.	1,674,583	Ps.	1,408,051	Ps.	10,264,440	Ps.	123,597	Ps.	—	Ps.	38,468,156

		Banco de		BAC Holding		Banco de		Banco		Banco AV		Porvenir		Corficolombiana		Other
		Bogotá S.A.		International Corp (1)		Occidente S.A.		Popular S.A.		Villas S.A.		S.A.		S.A.		segments (2)		Eliminations		Total
Intersegment income
Interest income	Ps.	97,215	Ps.	—	Ps.	14,803	Ps.	15,424	Ps.	10,193	Ps.	3,355	Ps.	49,233	Ps.	191	Ps.	(190,414)	Ps.	—
Income from commissions and fees (3)		6,227		—		6,344		2,967		18,391		3,048		1,542		45,940		(84,459)		—
Income from sales of goods and services (3)		1,285		—		185,687		—		—		3,765		2,169		—		(192,906)		—
Share of profit of equity accounted investees, net of tax		823,168		—		253,586		78,493		(4,432)		—		847		—		(1,151,662)		—
Dividends		6,192		—		2,067		3,601		2,195		—		1,623		—		(15,678)		—
Net trading income		7,299		—		243		(1,858)		(4)		—		556		—		(6,236)		—
Other income (4)		4,326		—		2,834		225		3,197		516		(1,884)		118,347		(127,561)		—
Discontinued operations (5)		1,149,812		19,661		—		—		—		—		—		—		(1,169,473)		—
Total intersegment income		2,095,524		19,661		465,564		98,852		29,540		10,684		54,086		164,478		(2,938,389)		—
Total income	Ps.	10,487,918	Ps.	10,282,004	Ps.	4,233,815	Ps.	2,673,349	Ps.	1,704,123	Ps.	1,418,735	Ps.	10,318,526	Ps.	288,075	Ps.	(2,938,389)	Ps.	38,468,156

Expenses
Interest expense	Ps.	(2,612,243)	Ps.	—	Ps.	(1,082,203)	Ps.	(822,584)	Ps.	(352,566)	Ps.	(42,386)	Ps.	(984,454)	Ps.	(404,727)	Ps.	499,518	Ps.	(5,801,645)
Net impairment loss on financial assets		(2,572,877)		—		(1,137,316)		(303,710)		(253,319)		(1,971)		(12,037)		—		365		(4,280,865)
Depreciation and amortization		(283,609)		—		(116,070)		(89,458)		(67,595)		(13,340)		(8,939)		(8,745)		3,991		(583,765)
Expenses from commissions and fees		(263,435)		—		(104,387)		(59,251)		(157,354)		(110,654)		(12,048)		(3,867)		75,283		(635,713)
Costs and expenses of sales goods and services		(150,644)		—		(311,439)		—		—		(53,955)		(5,824,340)		19,860		(970)		(6,321,488)
Administrative expenses		(1,308,248)		—		(655,902)		(667,265)		(391,477)		(188,630)		(88,615)		(349,937)		609,314		(3,040,760)
Income tax expense		(18,753)		—		65,459		(91,348)		(58,740)		(245,360)		(962,300)		(47,546)		(1,479)		(1,360,067)
Other expense (6)		(1,081,163)		—		(551,399)		(404,979)		(259,158)		(183,617)		(133,397)		501,997		(587,990)		(2,699,706)

		Banco de		BAC Holding		Banco de		Banco		Banco AV		Porvenir		Corficolombiana		Other
		Bogotá S.A.		International Corp (1)		Occidente S.A.		Popular S.A.		Villas S.A.		S.A.		S.A.		segments (2)		Eliminations		Total
Discontinued operations (5)		—		(9,112,531)		—		—		—		—		—		—		—		(9,112,531)
Total expenses		(8,290,972)		(9,112,531)		(3,893,257)		(2,438,595)		(1,540,209)		(839,913)		(8,026,130)		(292,965)		598,032		(33,836,540)
Net income for the year	Ps.	2,196,946	Ps.	1,169,473	Ps.	340,558	Ps.	234,754	Ps.	163,914	Ps.	578,822	Ps.	2,292,396	Ps.	(4,890)	Ps.	(2,340,357)	Ps.	4,631,616
(1)See note 1.1. “Discontinued operations of BAC Holding”.
(2)Includes Grupo Aval (Separate Financial Statement), Grupo Aval Limited, Grupo Aval International Limited and ATH Joint Ventures.
(3)Income from contracts with customers, see note 28.
(4)Includes net gain on sale of debt and equity securities for Ps. 473,851; foreign exchange gains (losses), net Ps. (248,277); gain on the sale of non-current assets held for sale Ps. 101,662; net gain in asset valuation Ps. (50,326) and other operating income Ps. 275,965.
(5)Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022. Includes recognition of the spin-off of MFG from the BAC Holding segment to the Banco de Bogotá segment.
(6)Includes personnel expenses of Ps. (2,481,563); loss from sale of non-current assets held for sale Ps. (2,874) and other operating expenses Ps. (215,269).

Revenue from contracts with customers at December, 2020

		Banco de		BAC Holding		Banco de		Banco		Banco AV		Porvenir		Corficolombiana		Other
		Bogotá S.A.		International Corp (1)		Occidente S.A.		Popular S.A.		Villas S.A.		S.A.		S.A.		segments (2)		Eliminations		Total

Revenue from contracts with customers (3)	Ps.	1,250,153	Ps.	—	Ps.	658,547	Ps.	248,964	Ps.	275,409	Ps.	1,173,341	Ps.	9,098,397	Ps.	164,584	Ps.	(277,365)	Ps.	12,592,030

Timing of revenue recognition
At a point in time		55,239		—		20,849		18,044		77,497		312		110,080		163,552		(56,777)		388,796
Over time		1,194,914		—		637,698		230,920		197,912		1,173,029		8,988,317		1,032		(220,588)		12,203,234
(1)	See note 1.1. “Discontinued operations of BAC Holding”.
(2)	Includes Grupo Aval (Separate Financial Statement), Grupo Aval Limited and ATH Joint Ventures.
(3)	Includes Income from contracts with customers, see note 28.

Reconciliation of net income, assets and liabilities of the reportable operating segments

Main eliminations of total income, expenses, assets and liabilities between segments with the corresponding consolidated entries at the level of Grupo Aval are:

●	Loans and financial obligations of entities mainly from non-financial sector.
●	Investments in term deposits and outstanding bonds of in other segments.
●	Investments in subordinates elimination and record of non- controlling interests.
●	Leases and commissions pay between entities of Grupo Aval.
●	Expenses and incomes from commissions

31.5          Analysis of Revenues by Products and Services

Grupo Aval’s revenues are analyzed by products and services, in the statement of income.

31.6          Income by Country

Grupo Aval’s revenues for each individual country for which revenues are significant, are the following during the years ended December 31, 2022, 2021 and 2020:

		December 31, 2022

		Country
		Colombia		Panamá		Barbados		Perú		Other countries (1)		Total income
Interest income	Ps.	17,882,243	Ps.	1,445,425	Ps.	41,664	Ps.	33,550	Ps.	150	Ps.	19,403,032
Income from commissions and fees		3,731,370		140,491		2,398		46		134		3,874,439
Bonded warehouse services		187,237		—		—		—		—		187,237
Trust activities and portfolio management services		353,285		—		—		—		—		353,285
Pension and severance fund management		885,420		—		—		—		—		885,420
Debit and credit card fees		816,587		19,459		—		—		—		836,046
Office network services		24,935		—		—		—		—		24,935
Commissions on transfers, checks and checkbooks		24,661		520		—		—		—		25,181
Other commissions and fees		29,013		—		—		—		—		29,013
Banking service fees		1,410,232		120,512		2,398		46		134		1,533,322
Share of profit of equity accounted investees, net of tax		372,777		—		—		—		—		372,777
Dividends		108,343		11,545		—		—		—		119,888
Income from sales of goods and services		11,198,953		—		—		942,374		—		12,141,327
Energy and Gas E&G		4,797,942		—		—		920,866		—		5,718,808
Infrastructure		5,330,193		—		—		—		—		5,330,193
Hotels		510,829		—		—		21,508		—		532,337
Agribusiness		340,984		—		—		—		—		340,984
Other services		219,005		—		—		—		—		219,005
Other income		370,640		115,657		(616)		11,146		314		497,141
Total income from continuing operations		33,664,326		1,713,118		43,446		987,116		598		36,408,604
Discontinued operations (2)		866,166		—		—		—		—		866,166
Total income	Ps.	34,530,492	Ps.	1,713,118	Ps.	43,446	Ps.	987,116	Ps.	598	Ps.	37,274,770

(1)	Costa Rica and Grand Cayman.
(2)	See note 1.1. “Discontinued operations of BAC Holding”.

		December 31, 2021

		Country
		Colombia		Panamá		Barbados		Perú		Other countries (1)		Total income
Interest income	Ps.	11,683,436	Ps.	1,058,684	Ps.	27,652	Ps.	21,037	Ps.	600	Ps.	12,791,409
Income from commissions and fees		3,681,566		110,506		2,664		786		407		3,795,929
Bonded warehouse services		169,386		—		—		—		—		169,386
Trust activities and portfolio management services		336,637		—		—		—		—		336,637
Pension and severance fund management		1,199,068		—		—		—		—		1,199,068
Debit and credit card fees		658,030		13,101		—		—		—		671,131
Office network services		18,914		—		—		—		—		18,914
Commissions on transfers, checks and checkbooks		24,748		439		—		—		—		25,187
Other commissions and fees		10,771		—		—		—		—		10,771
Banking service fees		1,264,012		96,966		2,664		786		407		1,364,835
Share of profit of equity accounted investees, net of tax		300,217		—		—		—		—		300,217
Dividends		148,091		5,878		—		—		—		153,969
Income from sales of goods and services		9,416,207		—		—		1,034,707		—		10,450,914
Energy and gas E&G		3,850,399		—		—		1,023,879		—		4,874,278
Infrastructure		4,662,912		—		—		—		—		4,662,912
Hotels		274,864		—		—		10,828		—		285,692
Agribusiness		218,511		—		—		—		—		218,511
Other services		409,521		—		—		—		—		409,521
Other income		966,253		158,525		2,009		881		202		1,127,870
Total income from continuing operations	Ps.	26,195,770	Ps.	1,333,593	Ps.	32,325	Ps.	1,057,411	Ps.	1,209	Ps.	28,620,308
Discontinued operations (2)		10,444,185		—		—		—		—		10,444,185
Total income		36,639,955		1,333,593		32,325		1,057,411		1,209		39,064,493

(1)     Costa Rica and Grand Cayman.

(2)     Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022.

		December 31, 2020

		Country
		Colombia		Panamá		Barbados		Perú		Other countries (1)		Total income
Interest income	Ps.	12,410,532	Ps.	755,025	Ps.	35,048	Ps.	15,100	Ps.	393	Ps.	13,216,098
Income from commissions and fees		3,390,995		51,385		3,439		216		1,206		3,447,241
Bonded warehouse services		155,253		—		—		—		—		155,253
Trust activities and portfolio management services		343,268		—		—		—		—		343,268
Pension and severance fund management		1,115,155		—		—		—		—		1,115,155
Debit and credit card fees		584,225		7,852		—		—		—		592,077
Office network services		17,493		—		—		—		—		17,493
Commissions on transfers, checks and checkbooks		30,658		455		—		—		—		31,113
Other commissions and fees		8,586		—		—		—		—		8,586
Banking service fees		1,136,357		43,078		3,439		216		1,206		1,184,296
Share of profit of equity accounted investees, net of tax		220,162		(244)		—		—		—		219,918
Dividends		78,185		6,210		—		—		—		84,395
Income from sales of goods and services		8,280,872		305		—		863,612		—		9,144,789
Energy and gas E&G		3,655,799		—		—		853,752		—		4,509,551
Infrastructure		3,966,192		—		—		—		—		3,966,192
Hotels		129,617		305		—		9,860		—		139,782
Agribusiness		147,443		—		—		—		—		147,443
Other services		381,821		—		—		—		—		381,821
Other income		1,937,568		139,663		11,735		4,190		216		2,093,372
Total income from continuing operations	Ps.	26,318,314	Ps.	952,344	Ps.	50,222	Ps.	883,118	Ps.	1,815	Ps.	28,205,813
Discontinued operations (2)		10,262,343		—		—		—		—		10,262,343
Total income		36,580,657		952,344		50,222		883,118		1,815		38,468,156

______________________________

(1)	Costa Rica and Grand Cayman.
(2)	Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022.

During the years ended December 31, 2022, 2021 and 2020, Grupo Aval reported no concentration of revenue in customers with more than a 10% share of revenue from ordinary activities.

The foregoing analysis is based on the customer's domicile. Income from off- shore entities of Colombian customers are reported as income from Colombia. The revenues include income from interest, fees, commissions and other operating income.

31.7          Non-current assets by Country

Grupo Aval’s non-current assets for each individual country for which non-current assets are significant, are as follows as of December 31, 2022 and 2021:

December 31, 2022	(1) Own – use Property, plant and equipment, net		(2) Intangible assets
Colombia	Ps.	4,173,701	Ps.	14,239,986
Panamá		431,409		334,463
Peru		124,953		2,956,379
Other countries		179		253
Total	Ps.	4,730,242	Ps.	17,531,081

December 31, 2021	(1) Own – use Property, plant and equipment, net		(2) Intangible assets
Colombia	Ps.	4,247,082	Ps.	12,710,562
Panamá		543,798		6,461,575
Costa Rica		473,800		190,684
Guatemala		178,901		28,289
Peru		85,953		2,000,115
Other countries		624,634		79,493
Total	Ps.	6,154,168	Ps.	21,470,718

(1) see note 15.1

(2) see notes 16 to 18.